Dividends - Summary of Dividends Declared and Paid (Detail) - MXN ($) $ / shares in Units, $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of Dividends Paid and Proposed [line items]
Dividend declared and paid	$ 4,846	$ 9,220
Series B shares [member]
Disclosure of Dividends Paid and Proposed [line items]
Dividend declared and paid per share	$ 0.48333	$ 0.45980
Series D shares [member]
Disclosure of Dividends Paid and Proposed [line items]
Dividend declared and paid per share	$ 0.60417	$ 0.57480
Coca Cola FEMSA [member]
Disclosure of Dividends Paid and Proposed [line items]
Dividend declared and paid	$ 3,718	$ 7,038